Property and Equipment	3 Months Ended
Mar. 31, 2013
Property and Equipment

5. Property and Equipment

Property and equipment consisted of the following at December 31, 2011 and 2012 and March 31, 2013:

	December 31,		March 31, 2013
	2011	2012
			(unaudited)
In-vehicle devices—installed	$51,454	$71,110	$77,527
In-vehicle devices—uninstalled	1,127	2,843	3,023
Computer equipment	3,088	3,984	4,219
Internal-use software	1,462	2,393	2,711
Furniture and fixtures	579	999	1,064
Leasehold improvements	343	687	773

Total property and equipment	58,053	82,016	89,317
Less: Accumulated depreciation and amortization	(31,205)	(40,884)	(43,322)

Property and equipment, net	$26,848	$41,132	$45,995

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2010, 2011 and 2012 totaled $7,397, $7,581 and $9,547, respectively, of which $7,008, $7,111 and $8,744 was recorded in cost of subscription revenue related to depreciation of installed in-vehicle devices and amortization of internal-use software and the remainder was included in various operating expenses. The carrying value of installed in-vehicle devices (including shipping and installation costs), net of accumulated depreciation, was $22,485 and $34,097 at December 31, 2011 and 2012, respectively.

During the years ended December 31, 2010, 2011 and 2012, the Company capitalized costs of $380, $686 and $883, respectively, associated with the development of its internal-use software related to its SaaS software offerings accessed by customers via its website and the website itself. Amortization expense of the internal-use software totaled $157, $336 and $573 during the years ended December 31, 2010, 2011 and 2012, respectively. The carrying value of capitalized internal-use software was $996 and $1,328 as of December 31, 2011 and 2012, respectively. Foreign exchange differences also contribute to changes in the carrying value of internal-use software.

As of December 31, 2011 and 2012, the gross amount of assets under capital leases totaled $1,067 and $1,121, respectively, and related accumulated amortization totaled $99 and $456, respectively. As of December 31, 2010, there were no assets under capital leases.

During the years ended December 31, 2010, 2011 and 2012, the Company expensed $413, $950 and $2,150, respectively, in conjunction with the replacement of installed in-vehicle devices resulting from the Company’s proactive migration to current technology and to a lesser degree a required replacement of those devices. The expense was recorded in cost of subscription revenue and is included in loss on disposal of property and equipment and other assets in the consolidated statements of cash flows.

Depreciation and amortization expense related to property and equipment for the three months ended March 31, 2012 and 2013 (unaudited) totaled $2,134 and $2,992, respectively, of which $1,969 and $2,749 was recorded in cost of subscription revenue related to depreciation of installed in-vehicle devices and amortization of internal-use software and the remainder was included in various operating expenses. The carrying value of installed in-vehicle devices (including shipping and installation costs), net of accumulated depreciation, was $38,484 at March 31, 2013 (unaudited).

During the three months ended March 31, 2012 and 2013 (unaudited), the Company capitalized costs of $235 and $400, respectively, associated with the development of its internal-use software related to its SaaS software offerings accessed by customers via its website and the website itself. Amortization expense of the internal-use software totaled $123 and $144 during the three months ended March 31, 2012 and 2013 (unaudited), respectively. The carrying value of capitalized internal-use software was $1,538 as of March 31, 2013 (unaudited). Foreign exchange differences also contribute to changes in the carrying value of internal-use software.

As of March 31, 2013 (unaudited), the gross amount of assets under capital leases totaled $1,090 and related accumulated amortization totaled $531.

During the three months ended March 31, 2012 and 2013 (unaudited), the Company expensed $379 and $826, respectively, in conjunction with the replacement of installed in-vehicle devices resulting from the Company’s proactive migration to current technology and to a lesser degree a required replacement of those devices. The expense was recorded in cost of subscription revenue and is included in loss on disposal of property and equipment and other assets in the consolidated statements of cash flows.